As filed with the Securities and Exchange Commission on October 15, 1999
                                                               File Nos. 2-17277
                                                                         811-987

--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Post-Effective Amendment No. 46                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 25                                                        [X]

                                 SIFE Trust Fund
               (Exact Name of Registrant as Specified in Charter)

                              100 North Wiget Lane
                         Walnut Creek, California 94598
            (Address of Principal Executive Offices, with Zip Code)

                                 (800) 231-0356
                                 (925) 988-2400
              (Registrant's Telephone Number, including Area Code)


                                 Bruce W. Woods
                                 SIFE Trust Fund
                              100 North Wiget Lane
                             Walnut Creek, CA 94598
                     (Name and address of Agent for Service)

                         ------------------------------

It is proposed that this filing will become effective (check appropriate box):

     [ ]   immediately upon filing pursuant to paragraph (b)
     [ ]   on April 30, 1999 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on April 30, 1999 pursuant to paragraph (a)(1)
     [X]   75 days after filing pursuant to paragraph (a)(2)
     [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                     Please Send Copy of Communications to:

                            Mitchell E. Nichter, Esq.
                              Kelvin K. Leung, Esq.
                       Paul, Hastings, Janofsky Walker LLP
             345 California Street, San Francisco, California 94104
                                 (415) 835-1600

                                 SIFE Trust Fund
                      Contents of Post-Effective Amendment


This post-effective amendment to the registration statement of the Registrant contains the following documents:

>        Facing Sheet

>        Contents of Post-Effective Amendment

>        Part A--Prospectus for Class A Shares of SIFE Global Financial Services
         Fund

> Part B--Statement of Additional Information for Class A Shares of SIFE Global Financial Services Fund

>        Part C--Other Information

>        Signature Page

>        Exhibits

                       ===================================

                               Part A--Prospectus

                                       for

                                 Class A Shares

                                       of

                       SIFE Global Financial Services Fund

                       ===================================

================================================================================



                                  [SIFE LOGO]


                              SIFE GLOBAL FINANCIAL

                                  SERVICES FUND

PROSPECTUS

December __, 1999

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



================================================================================

Table of Contents
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The Fund ..................................................................    3

Past Performance ..........................................................    6

Fees & Expenses ...........................................................    7

Additional Risks ..........................................................    8

Management ................................................................    9

Choosing a Share Class ....................................................   10

Sales Charge Reductions & Waivers .........................................   11

Opening & Contributing to An Account ......................................   13

Exchanges & Redemptions from Accounts .....................................   15

Changes to Account Status .................................................   16

Additional Investor Services ..............................................   17

Pricing, Distribution & Tax Information ...................................   19

Transaction & Account Policies ............................................   20

The Fund
--------------------------------------------------------------------------------


Investment Objective

The SIFE Global Financial Services Fund (the "Fund") seeks to provide long-term capital appreciation.

Investment Strategy

The Fund seeks to meet this objective by primarily investing in domestic and foreign equity and derivative securities of financial service companies. Financial services companies are companies, which, in the view of SIFE, a California Corporation (the "manager" or "SIFE"), derive at least 50% of their revenues, or devote at least 50% of their assets from dealing in financial services, credit, loans, and/or insurance. Examples of such companies include but are not limited to, securities brokerages, banks, insurance companies, savings and loans, and investment banks.

Normally,  the Fund  will  invest at least  65% of its  assets in the  stocks of financial service companies located in at least three different countries worldwide. For this purpose, a company is considered to be located in a country if either (1) its stocks are traded on the stock exchange of that country, (2) its principal place of business is in that country, or (3) it derives a substantial portion of its business in that country. The Fund may invest its remaining assets in cash, cash equivilants, domestic and foreign government debt securities, and the rated debt securities, equities, options, and/or warrants of domestic and foreign companies. However, the Fund will invest no more than 40% of its total assets in the securities of issuers in any one country, other than the United States. The manager may also choose to take advantage of its stock picking capabilities to invest the Fund in a limited number of companies (as few as 30), and/or companies in emerging markets that the manger believes may provide above average appreciation over time.

To hedge (protect) against currency exchange rate fluctuations, the fund may enter into forward foreign currency exchange contracts to the extent that hedging is available and, in the manager's opinion it is economical to do so. A forward currency exchange contract is an agreement to buy or sell a specific currency on a future date at a predetermined price. Forward foreign currency exchange contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

The portfolio manager allocates the Fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, or existing holdings for possible sale, the manager ordinarily seeks to pursue or retain the securities of companies with several of the following characteristics: above-average per share earnings growth; a healthy balance sheet; sound financial and accounting policies; overall financial strength; strong competitive advantages; strong management; and general operating characteristics that generally will enable the companies to compete successfully in their respective markets. The manager considers whether to sell a particular security for cash management purposes, to meet redemptions requests, or to provide funds to invest in securities that the portfolio manager believes are more promising.


Risk Factors

As with any mutual fund, the value of your investment in the Fund will fluctuate in response to changes in the value of the Fund's holdings and you may lose money. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                                                                 The Fund - Pg 3

The Fund
--------------------------------------------------------------------------------


The value of the Fund's shares is particularly vulnerable to factors affecting the financial services industry, such as government regulation, rapid business changes, significant competition, and value fluctuations, because the Fund intends to concentrate its investments in that industry. Such factors may limit the financial commitments that financial services companies can make, including the amount an type of loans, and interest rates they can charge. Because the Fund focuses its investment in the financial services industries, the value of Fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

Furthermore, since the Fund may focus it's portfolio in a limited number of companies, the Fund's net asset value may be more volatile than the value of a more diversified fund.

The value of the Fund's shares may also be adversely affected by the Funds investment in the securities of smaller companies. Historically, the prices of smaller companies securities have been more volatile than the prices of larger company securities, even while offering greater opportunities for capital growth than larger, more established companies.

The Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes.

Forward foreign currency exchange contracts are considered derivative investments, since their value depends on the value of an underlying asset. The Fund can incur a loss in these transactions due to the imposition of controls by a foreign or the U.S. government on the exchange of foreign currencies or the inability to deliver or receive foreign currency. The success of forward foreign currency exchange contracts depends on the manager's ability to predict market movements. Losses resulting from use of forward foreign currency exchange contracts can reduce the Fund's share price, and possibly income, and such loses can be greater than if the contract had not been entered into by the Fund.

Furthermore, even though the Fund may use currency hedging techniques to try to minimize the risks, such efforts may not always be successful. In addition, the Fund may decide not to engage in currency hedging activities when in retrospect hedging would have been advantageous.

The prices of foreign securities and especially emerging market securities may be further significantly and adversely affected by other factors, including:

     o Currency exchange Rates - The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates of the dollar and the currency in which those investments are traded.

     o Political and economic conditions - The value of the Fund's foreign investments may be adversely affected by political and social instability, as well as changes in economic or taxation policies by those countries.

     o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

The Fund - Pg 4

The Fund
--------------------------------------------------------------------------------


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Defensive Investments

At the discretion of the manager, the Fund may invest its assets in cash and short term securities for temporary defensive purposes. Such a stance may help the Fund to minimize or avoid losses during adverse market, economic, or political conditions. During such a period, however, the Fund may not achieve its investment objective. For example, if the market advances during this period, the value of the Fund's shares may not rise in such gains as much as it would have if the Fund had been fully invested.

                                                                            Pg 3

Past Performance
--------------------------------------------------------------------------------


Total Return and Average Annual Return information is not available for the SIFE Global Financial Services Fund because it has been in operation for less than one full calender year.


                                                        Pg  6 - Past Performance

Fees & Expenses
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                      Class

Shareholder Fees (fees paid directly from your investment)              A

Maximum Sales Charge (Load) Imposed on Purchases(1)                   5.00%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                  none
(as a percentage of assets)

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                                                  none

Redemption Fee(2)                                                     none
(as a percentage of amount redeemed)

Exchange Fee                                                          none


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees & Other Expenses                                      1.25%

Distribution (12b-1) and Shareholder Servicing Fees                   0.50%

Total Annual Fund Operating Expenses                                  1.75%


Short-Term Redemption Fees

Upon a redemption of shares held six months or less, a fee of 2% of the then current net asset value of the shares being redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee is not a deferred sales charge and, is not a commission paid to SIFE. The fee applies to redemptions from the Fund and exchanges into any other mutual fund also advised by SIFE. The Fund will use the "first-in, first out" method to determine the holding period.

------------------

(1) Sales charges vary, depending on the dollar amount invested. Please see the section "How Sales Charges are Calculated" for an explanation of reduced sales charges.

(2) (As described in the section "Short-Term Redemption Fees," there is a 2% redemption fee imposed upon a redemption of shares held six months or less.) SIFE does not presently charge a fee for redemptions sent by wire transfer, but reserves the right to impose such a fee in the future. Please be aware that your bank may charge you a fee for wire services.


Fees & Expenses - Pg 7

Fees & Expenses
--------------------------------------------------------------------------------


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs and returns would be:

                               1 Year       3 Years
                               ------       -------
Class A                        $  668        $1,023


                                                         Pg  8 - Fees & Expenses

Management
--------------------------------------------------------------------------------


SIFE, a California Corporation, is the investment advisor, underwriter, and distributor for SIFE Funds. SIFE is located at 100 North Wiget Lane, Walnut Creek, CA 94598. Founded in 1960, SIFE has managed the SIFE Global Financial Services Fund since 1999 and is paid a flat fee of 1.25% of the Fund's average daily assets for investment advice provided to the Fund.

SIFE's asset management philosophy is based on the belief that discipline and consistency are important to investment success. SIFE seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide the Fund with a stable identity.

SIFE's portfolio team is currently composed of Michael J. Stead, Lincoln S. Edgar, and Laurie E. Buntain. Michael J. Stead, Chief Investment Officer, has managed the SIFE Trust Fund since May 1995 and the SIFE Global Financial Services Fund since its inception. Prior to joining SIFE, Mr. Stead was employed by Bank of America, as the Senior Credit Officer for the Global Markets Division. Mr. Stead earned both his bachelors and masters degrees from Fachoberschule Aachen, in Germany. Lincoln S. Edgar, Director of Research of SIFE, has been with SIFE since 1993. Prior to that, Mr. Edgar worked for Santa Barbara Asset Management as the Director of Research for 6 years. Mr. Edgar earned his bachelors and MBA degrees from Saint Mary's College of California, located in Moraga, California. Laurie E. Buntain, Head Analyst, has been with SIFE since 1995. Prior to that, she spent 8 years working as a research analyst for various securities firms. Ms. Buntain earned her bachelors degree from Tulane University, located in New Orleans, Louisiana.


Pg 9 - Management

Choosing a Share Class & Sales Charges
--------------------------------------------------------------------------------


The minimum initial investment in the Fund is $2500 for ordinary accounts and $500 for retirement accounts. Subsequent investments may be made in amounts of $100 or greater. If you buy shares through your broker or investment advisor, different minimums may apply.

Currently the SIFE Global Financial Services Fund only offers Class A shares which have a front end sales charge. There are several ways to reduce this charge, described under "Sales Charge Reductions and Waivers" following this section.


Class A

Class A shares are sold at an offering price equal to the net asset value per share plus any initial sales charge as set out in the table below. It should be noted that there is no sales charge on shares acquired from dividend reinvestment.

Class A Sales Charges

                                As a % of                       As a % of
Your Investment                offering price                your investment

Up to $99,999                      5.00%                          5.26%
$100,000 - $249,999                4.00%                          4.17%
$250,000 - $499,999                3.00%                          3.09%
$500,000 - $999,999                2.50%                          2.56%
$1,000,000 and over(1)             none                           none


Distribution Compensation

The Fund has adopted a plan under Rule 12b-1 ("12b-1" refers to the federal securities law authorizing this type of fee) for its Class A shares that allows the Fund to pay distribution and other fees for the distribution of thoseshares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Compensation payments originate from two sources, sales charges and 12b-1 fees. Presently the Fund charges 12b-1 fees on Class A shares. The amount of the 12b-1 fees is set out in the "Fees & Expenses" section on page 6.


                                                  Choosing a Share Class - Pg 10

Sales Charge Reductions & Waivers
--------------------------------------------------------------------------------


Reducing Your Class A Sales Charges

There are two ways that you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. These two ways can be combined in any manner.

     o Accumulation Privilege - This allows you to add the value of any Class A shares that you already own to the amount of your next purchase of the same class for the purpose of calculating the sales charge.

     o Letters of Intention (LOI) - This allows you to purchase shares in Class A of the Fund over a thirteen month period and receive the same sales charge as if all the shares had been purchased at the same time. An LOI may include purchases made up to 90 days before entering into the LOI.

     o Combination Privilege - Both the Accumulation Privilege and the LOI may be combined to minimize the sales charge on Class A purchases. Accounts that may be combined for this purpose include all accounts that are:

         1) identified by the same Social Security or Tax Identification number,

         2) owned by the Investor's spouse, minor children, or any company 100% owned by the investors; or

         3) fiduciary accounts, such as IRA or employee benefit accounts controlled by the Investor.


Sales Charge Waivers for Class A Purchases

Subject to approval of the manager sales charges do not apply to Class A purchases:

         1) by a governmental agency or authority prohibited by law from paying front-end sales charges;

         2) for accounts which a bank, investment advisor or broker-dealer charges an advisory, account management or administration fee;

         3) by registered representatives, bank trust officers, and other employees (and their immediate families) of investment professionals having agreements with the manager, provided shares are not resold;

         4) by not for profit organizations, as defined by Section 501(c)(3) of the Internal Revenue Code, investing $50,000 or more;

         5) by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans which have more than 25 participants or $1,000,000 or more invested in the Fund;

         6) by retirement and deferred compensation plans, including but not limited to, those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts", investing at least $100,000;


Pg 11 - Sales Charge Reductions & Waivers

Sales Charge Reductions & Waivers
--------------------------------------------------------------------------------


         7)   by  a  trust  institution   (including  bank  trust   departments)
              investing $250,000 or more on their own behalf or on the behalf of others;

         8)   through a "wrap account" or other similar fee-based program;

         9) by directors, employees, and registered representatives of the Fund and SIFE, their immediate family members, and any employee benefit plan established for such persons.

         10) by shareholders exchanging from other mutual funds advised by SIFE into the SIFE Global Finanical Services Fund; or

         11) The Fund will waive the normal sales charge for the first $50 million or 6 months that fund is open, whichever comes first.


                                       Sales Charge Reductions & Waivers - Pg 12

Opening & Contributing to an Account
--------------------------------------------------------------------------------


Steps for opening an account with the SIFE Global Financial Services Fund:

         1)   Read this prospectus carefully.

         2) Determine the dollar amount and the class of shares you wish to invest in (currently the Fund only offers Class A shares). The minimum initial investment amount to open an account with the Fund is:

                 o   $2500 for a regular account

                 o   $500 for a retirement account

                 o $100 for an account opened with a systematic purchase plan (see the section titled "Additional Investor Services")

         3) Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call SIFE's Investor Services Division at 1-800-231-0356.

         4) Complete the appropriate part of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file a "Service Option Agreement and Account Update" form if you want to add privileges later.

         5) Make your initial investment by following the instructions on the next page. You and/or your financial representative may initiate any purchase.

         6)   Mail your completed application to:

                 SIFE Global Financial Services Fund
                 c/o Boston Financial Data Services
                 P.O. Box 8244
                 Boston, MA 02266-8244

         Please be aware that completed purchase and redemption requests received before 1:00 p.m. Pacific Time will receive the closing net asset value as of that date. Purchase and redemption requests received after 1:00 p.m. Pacific Time will receive the following day's net asset value.


Pg 13 - Opening & Contributing to an Account

Opening & Contributing to an Account
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
Opening an Account                                                      Contributing to an Existing Account
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
o    Make out a check for the investment amount,  payable to            o    Make out a check for the investment amount,  payable to
     the "SIFE Global Financial Services Fund".                              the "SIFE Global Financial Services Fund".

o    Deliver  the check and  completed  application  to your            o    Fill out the detachable slip from an account statement.
     financial  representative,  or mail to the SIFE  Global                 If no slip is available, include a note specifying your
     Financial  Services  Fund at the address  "SIFE  Global                 share  class,  account  number and the name(s) in which
     Financial Services listed on page 14.                                   the account is registered.

o    Please  note  that  SIFE does not  accept  third  party            o    Deliver the check to your financial representative,  or
     checks.                                                                 mail to the SIFE Global Financial  Services Fund at the
                                                                             address listed on page 14.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
o    Call your financial  representative  or SIFE's Investor            o    Call your financial  representative  or SIFE's Investor
     Services at 1-800-231-0356 to request an exchange.                      Services at 1-800-231-0356 to request an exchange.
------------------------------------------------------------------------------------------------------------------------------------

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o    Deliver  the check and  completed  application  to your            o    Instruct  your  bank to wire  the  listed  on page  14.
     financial  representative,  or mail to the SIFE  Global                 amount of your investment to:
     Financial Services Fund at the address                                     State Street Bank and Trust Company
                                                                                225 Franklin Street
o    Obtain your account  number by calling  your  financial                    Boston, MA 02101
     representative  or  SIFE's  Investor  Services.                            ABA# 011000028
                                                                                DDA# 99052490
o    Instruct   your  bank  to  wire  the   amount  of  your                 Specify the share class,  name on the account,  account
     investment to: 225 Franklin Street                                      number  and  the   name(s)  in  which  the  account  is
        State Street Bank and Trust Company                                  registered. Your bank may charge a fee to wire funds.
        225 Franklin Street
        Boston, MA 02101
        ABA# 011000028
        DDA# 99052490
     Specify the share class,  name on the account,  account
     number and name(s) in which the account is  registered.
     Your bank may charge a fee to wire funds.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
o    See "By Wire" and "By Exchange".                                   o    Verify  that your  bank or credit  union is a member of
                                                                             the Automated Clearing House (ACH) system.

                                                                        o    Complete  the "Invest by Phone" and "Bank  Information"
                                                                             sections on your account  application or Service Option
                                                                             Form.

                                                                        o    Call  SIFE's  Investor  Services  to verify  that these
                                                                             features are in place on your account.

                                                                        o    Tell the  Investor  Services  representative  the share
                                                                             class, account number, and name(s) in which the account
                                                                             is  registered  and the  amount you wish to add to your
                                                                             investment.


                                                                                        Opening & Contributing to an Account - Pg 14




Exchanges & Redemptions from Accounts
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
o    For sales and exchanges of any amount.                             o    Write a letter  of  instruction  indicating  the  share
                                                                             class,  account  number,  and the  name(s) in which the
                                                                             account is registered and the dollar value or number of
                                                                             shares you wish to sell or exchange.

                                                                        o    Sign the letter of instruction  and include a signature
                                                                             guarantee if required.  (Please see below  requirements
                                                                             for signature guarantees).

                                                                        o    Mail the materials to
                                                                                SIFE Global Financial Services Fund
                                                                                c/o Boston Financial Data Services
                                                                                P.O. Box 8244
                                                                                Boston, MA 02266-8244

                                                                        o    If you are redeeming  funds,  a check will be mailed to
                                                                             the  name(s)  and  address  in  which  the  account  is
                                                                             registered,  or  otherwise  according to your letter of
                                                                             instruction.
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------------------------------------------------------------------------------------------------------------------------------------
o    Sales and exchanges of up to $100,000.                             o    Call your registered  representative or SIFE's Investor
                                                                             Services  between 7:30 a.m. and 5:00 p.m.  Pacific Time
                                                                             on most business  days.  Please see page 21 for further
                                                                             information on telephone transactions.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
o    SIFE does not currently accept fax transactions.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
o    Exchanges of any type.                                             o    Call your financial  representative  or SIFE's Investor
                                                                             Services Division to request an exchange.

                                                                        o    Exchanges  between  SIFE Funds are allowed only between
                                                                             the same classes of shares.


Signature Guarantee Requirements

A signature guarantee is required for the following types of written requests for redemption:

     o   amounts of $100,000 or more,

     o   checks made payable to someone other than the account holder(s),

     o   to initiate or change bank information,

     o checks mailed to an address different than the address of record for the account, or

     o   if the account registration has changed within the past 30 days.

A signature guarantee may be obtained from most commercial banks, trust companies, savings and loan associations, federal savings banks, broker/dealers or other eligible financial institutions. Please note that a notary public may not provide a signature guarantee. Additional documentation may be required for redemptions made by corporations, executors, administrators, trustees, guardians and qualified plan administrators.

Pg 15 - Exchanges & Redemptions from Accounts

Changes to Account Status
------------------------------------------------------------------------------------------------------------------------------------

Requirements for Commonly Requested Account Changes

Type of Change                                                          Requirement
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Add or Delete Beneficiary                                               o    Complete a Service Option Form.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Add Telephone Redemptions                                               o    Complete a Service Option Form.
                                                                        o    Obtain a signature guarantee.
                                                                        o    Enclose a voided check (for wire transfers).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Change Bank Information                                                 o    Complete  a  Service  Option  Form or write a letter of
                                                                             instruction requesting the bank information be changed.
                                                                        o    Obtain a signature guarantee.
                                                                        o    Enclose a voided check.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Transfer out of UGMA/UTMA*                                              o    Complete a new application.
                                                                        o    Write a letter of  instruction  requesting the funds be
                                                                             transferred out of the account.
                                                                        o    Obtain a signature guarantee.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Postmortem Transfer to Beneficiary*                                     o    Complete a new application.
                                                                        o    Provide a certified death certificate.
                                                                        o    Obtain a signature guarantee.
                                                                        o    Provide proof of  beneficiary  status if no beneficiary
                                                                             previously listed.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Postmortem Transfer to Joint Tenant*                                    o    Complete a new application.
                                                                        o    Provide a certified death certificate.
                                                                        o    Write a letter of instruction requesting the account be
                                                                             retitled to the surviving joint tenant.
                                                                        o    Obtain a signature guarantee.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Postmortem Transfers of IRA Accounts*                                   o    Complete a new application.
                                                                        o    Provide a certified death certificate.
                                                                        o    Write a letter of instruction requesting the account be
                                                                             retitled to the beneficiary.
                                                                        o    Obtain a signature guarantee.
                                                                        o    Provide proof of  beneficiary  status if no beneficiary
                                                                             previously listed.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Change Address Information                                              o    Complete a Service Option Form.


*Please contact SIFE's Investor Service Division for further information before submitting any materials.

                                                                                                   Changes to Account Status - Pg 16

Additional Investor Services
--------------------------------------------------------------------------------


Systematic Purchase Plan

The Systematic Purchase Plan allows you make regular investments from your bank account (minimum of $100) automatically on a monthly. Systematic Purchase Plans will take effect ten business days following the receipt of the application to participate in the plan. To establish a Systematic Purchase Plan:

     o   Complete the appropriate section of your account application.
     o If you are using this Plan to open an account, please attach a check ($100 minimum) made payable to "SIFE Global Financial Services Fund." This check will be used to open your account with SIFE.
     o You may terminate your participation in the Plan at any time by calling or writing SIFE.


Systematic Withdrawal Plan

The Fund offers a Systematic Withdrawal Plan which permits you to receive (either by check or by electronic funds transfer) periodic payments of $100 or more from your account on a recurring basis varying from monthly to annually.

     o To establish a Systematic Withdrawal Plan for a new account, please fill out the relevant portion of the application.
     o   To  establish a plan for an  existing  account,  call  SIFE's  Investor
         Service Division and you will be sent a Service Option Form to complete.
     o Purchases on Class A shares may be disadvantageous for you during a period of systematic withdrawal because sales charges may be charged on new purchases.


Retirement Plans

In addition to retirement accounts, SIFE offers a range or retirement plans, including Traditional and Roth IRAs, Simple IRAs, Education IRAs, SEPs, and 403(b) plans. Please contact SIFE's Customer Service Division or your financial representative for further information on opening one of these accounts.


Investor Information Meetings

SIFE periodically holds information meetings for investors. During these meetings we attempt to explain recent market performance, our investment philosophy and planning, and to answer questions that investors may have. Please call your financial representative or SIFE's Investor Services to find out when these meetings will occur. SIFE's website (www.sife.com) also provides information on when these meetings will occur.


Pg 17 - Additional Investor Services

Additional Investor Services
--------------------------------------------------------------------------------


Walk-in Transactions

If you wish, you may purchase shares or redeem part of your SIFE account in person at SIFE's offices in Walnut Creek, California. In order to receive that day's closing price for a redemption or purchase, you must complete your redemption request at SIFE by 1:00 p.m. Pacific Time. We encourage you to call ahead for an appointment to avoid waiting.


Additional Information Regarding the Fund

When opening your account, you may specify a beneficiary potentially providing for postmortem transfers outside of the probate process. You should be aware that probate processes and beneficiary designations vary by jurisdiction which may affect the characteristics of the treatment of the distributions or transfers. Please consult a qualified estate planning professional for advice on how the Fund's characteristics may be affected by the laws of your jurisdiction.


                                            Additional Investor Services - Pg 18

Pricing, Distribution & Tax Information
--------------------------------------------------------------------------------


Calculation of Net Asset Value

The net asset value ("NAV") per share of the Fund is normally computed at the close of trading (typically 1:00 p.m. Pacific Time) of each day that the New York Stock Exchange is open. This value is determined for each class by dividing that class's net assets by the number of shares outstanding. The value of assets is based on the closing price on the exchange on which they are primarily traded, or the last available sale price. If either of these prices are unavailable the closing bid price is used for valuation.

Please be aware that completed purchase and redemption requests received before 1:00 p.m. Pacific Time will receive that day's closing NAV. Purchase and redemption requests received after 1:00 p.m. Pacific Time will receive the following day's NAV.


Distributions Of Income And Capital Gains

Normally any net investment income and allocated to you on the last business day of June and December. Short and long term capital gains, if any, are normally allocated to your account on the last business day of December.

Please be aware that unless SIFE receives instructions otherwise, all dividends will be automatically reinvested in additional shares of the same class. Also, as explained in the section "How Sales Charges are Calculated," there is no sales charge on reinvested dividends.


Tax Matters

Taxation of Dividends

The Fund intends to elect and to qualify as, a regulated investment company under the Internal Revenue Code. This means that the Fund does not pay any federal income tax on earnings which are distributed to you. As a consequence, earnings you receive from the Fund, whether they are reinvested or received as cash, are generally considered taxable to you. Earnings from income and short-term capital gains are generally taxable to you as ordinary income, while earnings from long-term capital gains are taxable as capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets).

A Form 1099-DIV is mailed to you every January that details your short and long-term capital gains for the previous year and their federal tax category. You should verify this form with your tax professional to see how these earnings apply to your specific tax situation.


Taxation of Sales and Exchanges

Any time that you sell or exchange shares in the Fund, it is considered a taxable event. Depending on the purchase price, earnings while you own the shares, and the price of the shares when you sell or exchange them, you may have either a gain or a loss from the transaction. You are responsible for any tax liabilities that occur as a result of your transactions.

Due to the complexity of determining any gains or losses that result from selling or exchanging shares in the fund, SIFE strongly recommends that you consult a tax professional to help you determine potential tax liabilities that may result.


Pg 19 - Pricing, Distribution & Tax Information

Transaction & Account Policies
--------------------------------------------------------------------------------


Purchase and Sell Prices

When you purchase shares of the Fund, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable redemption fees. Please be aware the certain broker dealers may charge transaction fees in addition to the fees listed in this Prospectus.


Execution of Requests

SIFE is open, from 7:30 a.m. to 5:00 p.m. Pacific Time, each day that the New York Stock Exchange is open. Buy and sell requests received before 1:00 p.m. Pacific Time will normally be processed at that day's closing price. Requests received after 1:00 p.m. Pacific Time will normally be processed at the following day's closing price.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds for up to seven days, as permitted by federal securities laws.

Redemption proceeds are normally sent no later than the next business day following the redemption request. However, in certain circumstances, proceeds may take up to seven days to be sent.


Receipt of Proceeds by Wire Transfer

If you wish, redemptions in amounts greater than $5,000 may be sent by wire transfer to any bank previously designated by you on your account application or Service Option Form. In order to complete a wire transfer, SIFE must have your bank account information as well as a completed Service Option Form authorizing the transfer. To obtain a Service Option Form, please contact SIFE's Investor Services Division or your financial representative.

Wire transfers normally will be sent the next business day following the processing of a redemption, however, in certain circumstances they may take up to five days to be sent. SIFE does not presently charge a fee for redemptions sent by wire transfer, but reserves the right to impose such a fee in the future. Please be aware that your bank may charge you a fee for wire services.


Telephone Transactions

Telephone redemption and exchange privileges are automatically provided to you and your registered representative when you open your account unless you indicate otherwise on your application. If you later wish to change these privileges please complete a Service Option Form and return it to SIFE Global Financial Services Fund at the address listed on page 14.

For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, SIFE will take measures to verify the identity of the caller, by asking for information as may be reasonable or necessary to verify identity. However, SIFE may still refuse a telephone redemption if SIFE feels it is appropriate to do so.

If reasonable measures have been taken, SIFE is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose name or address information has changed within the past 30 days.

Proceeds from telephone transactions will only be mailed to the address of record. SIFE reserves the right to change these policies after 30 days written notice.


                                          Transaction & Account Policies - Pg 20

Transaction & Account Policies
--------------------------------------------------------------------------------


Sales in Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, SIFE will execute the request, but will not release the proceeds of the sale until the purchase payment clears. This process may take up to fifteen days after the purchase date.


Small Accounts

If you draw down a non-retirement account so that its total value is less than $2500, you may be asked to purchase more shares within 30 days. If you do not take action, your account may be closed and the proceeds sent to you. Your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges.


Buying and Selling Shares Through a Securities Broker

You may purchase and sell shares through a securities broker or their subagents. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the next NAV calculated after receipt of the order by them (generally, orders received before 1:00 p.m. Pacific Time will be processed at that day's closing price, while orders received after that time will be processed at the next day's closing price) on any day the NYSE is open. Brokers who perform shareholder servicing for the Fund may receive fees from the Fund or SIFE for providing these services.


Exchange Privilege

You may exchange shares between different SIFE Funds within the same class, generally without paying a sales charge. For holders of Class A-I or Class A-II shares of the SIFE Trust Fund, any exchange from the SIFE Trust Fund to another SIFE Fund will be to the the Class A of the new Fund. However, exchanges from another SIFE Fund Class A Shares to the SIFE Trust Fund may only be made to Class A-II Shares. If you exchange shares from a money fund to a SIFE Fund, a sales charge may apply no matter how long you have held the shares.


Additional Policies

Please note that the fund maintains additional policies and reserves certain rights, including:

     o The Fund may refuse any order to buy shares, including any purchase under the exchange privilege.
     o At any time, the Funds may change its investment minimums or waive or lower its minimums for certain purchases.
     o You may only buy shares of the fund eligible for sale in your state or jurisdiction.
     o In unusual circumstances, the Fund may temporarily suspend redemptions, or postpone the payment of proceeds as allowed by federal securities laws.
     o For redemptions over a certain amount, the Fund reserves the right to make payments in securities or other assets of the Fund, in the case of an emergency or if the payment would be harmful to existing investors.


Pg 21 - Transaction & Account Policies

                              THIS PAGE LEFT BLANK





                                                                           Pg 22

                              THIS PAGE LEFT BLANK





Pg 23

For More Information
--------------------------------------------------------------------------------


Two free documents are available that offer further information about SIFE Global Financial Services Fund:

1)   The Annual and Semi-Annual Report to Shareholders (when available)

     In the Annual  Report you will find a discussion  of the market  conditions
     and  investment   strategies   that   significantly   affected  the  Fund's
     performance during the last year.

2)   Statement of Additional Information (the "SAI")

     The SAI contains more detailed information on the Fund.

     A current copy of the SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (it is legally part of this prospectus). Reports and other information about the Fund is available on the Commission's Internet site at www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C.
     20549-6009. Information about the Fund (including its SAI) can also be reviewed and copied at the Commission's Public Reference Room in Washington D.C. To obtain information about the operation of the public reference room, please contact the Commission at 1-800-SEC-0330.


To Contact SIFE

     To request a free copy of the current Annual/Semi-Annual Report (when available), Prospectus, SAI, or to ask any questions, please call or write to SIFE at:

            100 North Wiget Lane
            Walnut Creek, CA 94598
            (800) 231-0356
            (925) 988-2400
            www.sife.com

                                                            SEC File No. 811-987

                 ===============================================

                   Part B--Statement of Additional Information

                                       for

                                 Class A Shares

                                       of

                       SIFE Global Financial Services Fund

                 ===============================================

                       SIFE GLOBAL FINANCIAL SERVICES FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated December __, 1999
                         ------------------------------

                   Managed by SIFE (A California Corporation)
                              100 North Wiget Lane
                         Walnut Creek, California 94598
                   Telephone: (800) 231-0356 / (925) 988-2400
                             Internet: www.sife.com
                   ------------------------------------------

This Statement of Additional Information, which may be amended from time to time, concerning SIFE Global Financial Services (the "Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's Prospectus, dated December 31,1999, as may be amended from time to time (the "Prospectus"). This Statement of Additional Information (the "SAI") contains additional and, in some cases, more detailed information than in the Prospectus and should be read in conjunction with the Prospectus. Additional copies of the Prospectus may be obtained without charge by writing or calling your investment adviser, broker/dealer or financial planner, or the Fund at the address and telephone number set forth above.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
General Information & History                                                B-
Investment Objectives, Policies & Practices                                  B-
     Fundamental Investment Policies                                         B-
     Investment Practices                                                    B-
     American Depositary Receipts                                            B-
     Repurchase Agreements                                                   B-
     Options Policies                                                        B-
     Risk Considerations                                                     B-
Management of the Fund                                                       B-
     Compensation of Trustees and Officers                                   B-
Control Persons and Principal Holders of Securities                          B-
Investment Advisory & Other Services                                         B-
     Investment Advisory Services                                            B-
     Management and Administration                                           B-
     Custody Services                                                        B-
     Independent Accountants                                                 B-
Brokerage Allocation & Portfolio Turnover Rates                              B-
Capital Stock and Other Securities                                           B-
Calculation of Net Asset Value                                               B-
Federal Income Tax Information                                               B-
Underwriting of the Fund's Securities                                        B-
     Underwriting Services                                                   B-
     Distribution Plans                                                      B-
Performance Information                                                      B-
Financial Statements                                                         B-
Service Providers                                                            B-

                          GENERAL INFORMATION & HISTORY

     SIFE Trust Fund (the "Trust") was organized as a Delaware business trust on February 28, 1997, and is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960 (the "California Trust"). The Trust consists of two series, the Fund another series "SIFE Trust Fund". The Fund commenced operations on _______________. The Fund is registered with the Securities and Exchange Commission as an open-end diversified management investment company. All information, including, but not limited to, historical business and financial information, presented in this Statement of Additional Information and/or the Prospectus relates to the California Trust as its business has been continued by the Fund. SIFE, a California corporation, (the "Management Company" or the "Manager") is the Fund's investment advisor, and also functions as the principal underwriter of the Fund's securities.

                         INVESTMENT POLICIES & PRACTICES

     The Fund's investment objectives and policies are described in the Prospectus, which should be read in conjunction with the additional information provided below, which describes in further details the Fund's investment policies.

Fundamental Investment Policies

     The Fund has identified the policies described below as "fundamental investment policies." Such policies may not be changed without a vote of a majority in interest of the holders of the Fund's shares.

     1. The Fund may not invest 25% or more of its assets in any one industry other than financial institutions. With respect to 75% of the Fund's portfolio, the Fund may not invest more than 5% of its assets in any one issuer. The Fund also may not acquire more than 10% of the outstanding voting securities of any issuer.

     2. The fund may not borrow money (except for temporary or emergency purposes from a bank). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the Investment Company Act shall not be regarded as borrowings for the purposes of this restriction.

     3. The Fund may not: (i) underwrite the securities of other issuers; (ii) purchase or sell real estate; (iii) purchase or sell commodities or commodity contracts; (iv) invest in the securities of other investment companies; (v) invest in companies for the purpose of exercising control or management; or (vi) issue senior securities.


Investment Practices

     The Fund may write covered put and covered call options, and enter into repurchase agreements. These practices are not fundamental and may be changed from time to time by the Fund's Board of Trustees without shareholder approval.


     1. The Fund's cash reserves may be invested in repurchase agreements and other cash equivalents, such as securities issued by the United States and state governments or their agencies, certificates of deposit or other interest-bearing accounts and high-grade commercial paper. See "Repurchase Agreements" below.

     2. The Fund may write covered call options with respect to its portfolio securities, may write covered put options with respect to securities and may enter into closing purchase transactions with respect to such options in accordance with applicable regulatory requirements. The fund may also purchase call and put options. So long as the Fund remains obligated as a writer of an option, it must (i) in the case of a put option, designate cash, U.S. Treasury securities or high-grade, short-term debt securities in an amount equal to or greater than the nominal value of the option, and (ii) in the case of a call option, collateralize the option with actual securities held in the Fund's investment portfolio. The Fund does not write "naked" or "uncovered" options. See "Options Policies," below.


Depositary Receipts, Convertible  Securities and Securities Warrants

     The Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. The Fund may also invest in convertible securities and securities warrants.


Debt Securities

     The Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers. Debt securities normally may constitute up to 35% of the Fund's total assets. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy, which may be changed by the Board, the Fund will not invest in debt securities rated lower than investment grade. After its purchase by a Fund, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund.

Repurchase Agreements

     The Fund may enter into repurchase agreements with banks and member firms of the New York Stock Exchange determined by the Management Company to present minimal credit risk. A repurchase agreement is a contract under which one party acquires certain securities held by another party pursuant to an agreement whereby the selling party agrees to repurchase from the acquiring party the subject securities at a fixed time and price. Repurchase agreements are generally short-term (usually not more than one week) with the acquiring party profiting to the extent that the repurchase obligation exceeds the acquiring party's cost. Under the terms of a typical repurchase agreement, the Fund acquires United States Government securities for a relatively short period of time, subject to the seller's obligation to repurchase and the Fund's obligation to resell the securities. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the subject securities, including the risk that the market value of the subject securities might decline prior to the Fund being able to dispose of them. The Management Company reviews, on an ongoing basis to evaluate potential risks, the creditworthiness of the counterparties as well as the market values of collateral securities.

     Under the relevant terms of the Investment  Company Act of 1940, as amended
(the  "1940  Act"),   a  repurchase   agreement  is  considered  to  be  a  loan
collateralized by the underlying securities.


Hedging and Risk Management Practices

     The Fund typically will not hedge against the foreign currency exchange risks associated with its investments in foreign securities. Consequently, the Fund will be very sensitive to any changes in exchange rates for the currencies in which its foreign investments are denominated or linked. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below, in connection with making an investment or, on rare occasions, to hedge against expected adverse currency exchange rate changes. Despite their very limited use, the Fund may enter into hedging transactions when, in fact, it is inopportune to do so and, conversely, when it is more opportune to enter into hedging transactions the Fund might not enter into such transactions. Such inopportune timing of utilization of hedging practices could result in substantial losses to the Fund.

     The Fund also may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.


Forward Contracts

     A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

     The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

     In connection with the Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, a Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of a Fund to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not entered into such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.


Options Policies

     The Fund may write (i.e., sell) "covered" put and call options for non-speculative purposes, and purchase put and call options. These options are used for purposes of enhancing Fund returns. In a "covered" option position the Fund holds the underlying securities (in the case of call options) or cash (in the case of put options), as distinct from "naked" or unsecured options. The Fund uses options sales to hedge specific portfolio positions.

     Covered "put" options are defined as contracts entered into between the Fund, as seller, and the Options Clearing Corporation, as agent for unaffiliated third parties, as purchaser, whereby the Fund grants to the purchaser the right, for a defined period of time and at a set price, to sell specific securities to the Fund. Similarly, covered "call" options written by the Fund enable the purchaser of the option to obligate the Fund, for a defined period of time and at a set price, to sell specific securities held in the Fund's investment portfolio. It should be noted that, so long as its obligation as a call option writer continues the Fund in return for the premium, has given up the opportunity to profit from a price increase in the underlying security above the exercise price and has retained the risk of loss should the price of the security decline. As a call option writer, the Fund has no control over when it may be required to sell the underlying securities.

     It is an investment policy of the Fund that, so long as the Fund remains obligated as a writer of a put option, it will designate cash, U.S. Treasury securities, or high-grade short term debt securities in an amount equal to or greater than the nominal value of the option (call options are backed by actual securities held in the Fund's investment portfolio). The Fund does not write "naked" or uncovered options and designates all funds used to cover options. Also, it is an investment policy that the Fund will not write options if (i) the aggregate value of the purchase obligations underlying all unexpired put options written by the Fund (which positions are marked-to-market daily) exceeds 10% of the net asset value of the Fund, and (ii) the nominal value of the Fund's unexpired call options exceeds 25% of the net assets value of the Fund, provided that the total amount of such positions at no time may exceed 35% of the Fund's net asset value.

     When the Fund writes a put option, the Fund assumes for a defined period of time an obligation to purchase the underlying security at a set price from the purchaser of the option and receives as consideration for its undertaking the option obligation an option premium equal to the difference between the market price of the underlying security at the time the option is written. The exercise, or "strike," price is adjusted for certain economic factors reflecting, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, supply, demand and interest rates. If the market price of the underlying security rises above the strike price, the option will expire unexercised and the Fund will profit to the full extent of the premium. However, if the market price falls below the strike price and the option is exercised, the Fund will be forced to acquire securities at an above-market price and may suffer a loss (however, the amount of any loss is reduced by the premium received). All put options written by the Fund are covered with cash, United States Treasury securities or other, high-grade short-term debt securities in an amount equal to or greater than the nominal value of the option (i.e., the amount which the Fund would have to pay in order to close out the option position).

     When the Fund writes a call option, it assumes for a defined period of time an obligation to sell the underlying security at a set price to the purchaser of the option. The option premium is equal to the difference between the market price of the underlying security at the time the option is written and the exercise, or "strike," price, adjusted for the market factors described above. If the market price of the underlying security falls below the strike price, the option will expire unexercised and the Fund will profit to the full extent of the premium. However, if the market price rises above the strike price and the option is exercised, the Fund will be forced to deliver securities which it may not wish to sell. All call options written by the Fund are covered with securities held in the Fund's investment portfolio.

     If an option expires unexercised, the Fund realizes a gain in the amount of the premium. However, such a gain, in the case of a call option may be offset by a decline in the market value of the underlying security during the option period. In the case of a put option, the gain in the amount of the premium may be offset by the additional amount of income, if any, that would have been generated had the funds used to cover the potential exercise of the put option not been maintained in the form of cash or cash-equivalents.

     If a call option is exercised, the transaction may result in a loss to the Fund equal to the difference between the market price of the underlying security at exercise and the sum of the exercise price of the call plus the premium received from the sale of the call. If a put option is exercised, there may be a loss to the Fund equal to the difference between (i) the exercise price of the put less the premium received from the sale of the put, and (ii) the market price of the underlying security at exercise.

     If the Fund has written a call or put option and wishes to terminate its obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of this purchase is that the Fund's position as a writer of that option will be canceled by The Options Clearing Corporation. However, the Fund may not effect a closing purchase transaction on a particular option after it has been notified of the exercise of that option. If the Fund wishes to sell a security on which a call has been written, it may effect a closing purchase transaction simultaneously with or before selling the security.

     A closing purchase transaction is effected on an exchange which provides a secondary market for an option of the same series. If the Fund is unable to effect a closing purchase transaction with respect to a call option it has written, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Accordingly, the Fund may run the risk of either foregoing the opportunity to sell the underlying security at a profit or being unable to sell the underlying security as its price declines. If the Fund is unable to effect a closing purchase transaction with respect to a put option it has written, it will not be permitted to undesignate those funds which are being held to cover the potential exercise of the put option.

     If a closing purchase transaction is effected, a profit or loss may be realized depending on whether the cost of making the closing purchase transaction is less or greater than the premium received upon writing the original option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction will often be offset in whole or in part by appreciation of the underlying security owned by the Fund. If a closing purchase transaction results in a gain, that gain may be partially or entirely offset by depreciation of the underlying security.


                               RISK CONSIDERATIONS


Concentration in Financial Services Sector

     Financial services are subject to greater governmental regulation than many other industries, as well as capital risk (i.e., the risk that, in periods of tight money or high inflation, the cost to attract deposits will rise substantially), term and rate risk (i.e., the risks attendant to lending money for long periods of time at fixed or only partially adjustable interest rates against the security of assets, the valuations of which may fluctuate with economic conditions) and credit risk (i.e., the risk of lending money to borrowers who may or may not be able to pay), all of which may, from time to time, require substantial reserves against actual or anticipated losses. Further, industry consolidation and the erosion of the distinctions between banks and other less traditional financial institutions has resulted in increased competition. Increased competition, with attendant pressure on financial institution profitability, may also result from legislative initiatives which would reduce the separation between the commercial and investment banking business and which, if enacted, could significantly impact the industry and the Fund. In addition, institutions such as insurance companies that hold large portions of their capital in marketable securities are subject to the risks of the securities market.

     Since the Fund's assets consist primarily of stocks, it must be emphasized that the value of an investment in the Fund will fluctuate as the market value of such stocks rises or falls. Accordingly, in a declining market, the net asset value of the Fund's shares will decline just as, in a rising market, the net asset value of the Fund's shares will rise. These fluctuations in the net asset value of each class of shares may make the Fund more suitable for long-term investors who can bear the risk of such short-term fluctuations.


Foreign Securities

     The Fund may purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation; taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the

Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

     Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions which resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

     Because certain securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

     Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years.

     Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.


Emerging Market Countries

     The Fund may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.


Exchange Rates and Policies

     The Fund endeavors to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

     The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

     The Manager considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Manager also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories.

Interest Rates

     The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Concentration of Investments

The Fund may choose to concentrate its investments in a small number of companies. Consequently, the Fund's share value may be more volatile than that of mutual funds having this concentration.

MANAGEMENT OF THE FUND

     The business affairs of the Fund are overseen by a Board of Trustees currently composed of seven members, four of who are not "interested persons" as that term is defined in Section 2(a)(19) of the 1940 Act.

Compensation of Trustees and Officers

     Like all other expenses of the Fund, Trustee fees are paid by the Management Company as part of the comprehensive fee structure. As of the date of this Statement of Additional Information, the officers and Trustees of the Fund, as a group, owned beneficially or of record less than 1% of the outstanding shares. The following tables sets forth the names, ages and business backgrounds of each officer and Trustee of the Fund. The address of each Trustee is c/o SIFE
Trust Fund, 100 North Wiget Lane, Walnut Creek, California 94598. Trustees who are "interested persons" of the Fund are identified by an asterisk following their names.

=============================================================================================================
                                                     Pension or                          Total Compensation
                                 Aggregate      Retirement Benefits   Estimated Annual   From Fund and Fund
      Name of Person,          Compensation      Accrued As Part of     Benefits Upon      Complex Paid to
         Position               From Fund+         Fund Expenses         Retirement           Trustees+
-------------------------------------------------------------------------------------------------------------
Haig G. Mardikian, Trustee          $0                  N/A                  N/A               $35,000
Walter S. Newman, Trustee           $0                  N/A                  N/A               $35,000
Neil L. Diver,
Trustee                             $0                  N/A                  N/A               $35,000
John A. Meany,
Trustee                             $0                  N/A                  N/A               $35,000
Diane H. Belding,
Trustee*                            $0                  N/A                  N/A               $30,000
Charles W. Froehlich, Jr.,
Trustee*                            $0                  N/A                  N/A               $30,000
Bruce W. Woods,
Trustee*                            $0                  N/A                  N/A               $30,000
=============================================================================================================

+The total compensation listed reflects all compensation paid to the Trustees for attending regular board and audit committee meetings during 1999.

                                      B-10



Name, Address, Age and Position Held                 Principal Occupation During Past Five Years
------------------------------------                 -------------------------------------------

Haig G. Mardikian (51)                               General Partner,  George M. Mardikian  Enterprises (real estate
Trustee; Chairman of the Board                       investments);   Managing  Director,   The  United  Broadcasting
Member, Audit Committee                              Corporation (radio broadcasting).

Walter S. Newman (77)                                Owner,  WSN  Enterprises  (real  estate  consultants);  Retired
Trustee; Vice-Chairman of the Board                  President,   San   Francisco   Planning   Commission;   Retired
Chairman, Audit Committee                            President,  San Francisco Redevelopment Agency; Chairman of the
                                                     Board, National Brain Tumor Foundation.

Diane Howard Belding (42)*                           Management  Company  employee,   1992-1998;   General  Partner,
Trustee                                              Howard & Howard Ranch (avocado and lemon ranch),  1983-present;
                                                     Director, Management Company (1982-present).

Neil L. Diver (61)                                   Principal,   The  Development  Group  (financial   consulting),
Trustee                                              1995-present;  Chairman,  Systems  Integrators,  Inc. (software
Member, Audit Committee                              development),   1995-1996;   Chairman,   Ameriwood   Industries
                                                     International    Corporation,     (furniture    manufacturing),
                                                     1990-1998;   Chairman/   President  &   Co-Founder,   Cryopharm
                                                     Corporation, (Biochemical Research) 1987-1996.

Charles W. Froehlich, Jr. (70) *                     Retired  Appellate Court Judge;  retired  Superior Court Judge;
Trustee; Secretary                                   formerly  Of Counsel to  Peterson,  Thelan & Price;  principal,
                                                     Froehlich & Peterson Dispute Resolution.

John A. Meany (58)                                   President,  John's Valley Foods, Inc.; President, John's Town &
Trustee                                              Country Markets,  Inc.;  Director,  Northern California Grocers
Member, Audit Committee                              Association.

Bruce W. Woods (46)*                                 President & Chief Executive  Officer and Director of Management
Trustee; President & Chief Executive Officer         Company  &  Trustee  of  Fund,  July  1996-present;  Management
                                                     Company employee, June 1986-present.

Gary A. Isaacson (39)                                Chief  Financial  Officer of the Management  Company,  November
Treasurer                                            97-present; Controller of Hal Porter Homes, 1989-1997.


                         PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 1999, SIFE, as principal underwriter of the Fund, holds all the outstanding shares of the Fund.

                      INVESTMENT ADVISORY & OTHER SERVICES

Investment Advisory Services

     The Management Company acts as the investment adviser to the Fund, subject to policies established by the Board of Trustees. As investment adviser to the Fund, the Management Company is responsible for the management of the Fund's investment portfolio, as well as the administration of its operations. Basic policy is set and determined by the Board of Trustees of the Fund and carried out by the Management Company pursuant to an Investment Advisory Agreement dated as of the "Advisory Agreement"). The Advisory Agreement was last approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund or the Management Company, as that term is defined in the 1940 Act, at a meeting on March 4, 1999. The Management Company does not act in a similar capacity for any other person or entity.

     The Advisory Agreement is for an initial term of two years and may be renewed from year to year provided that any such renewal has been approved annually by (i) the majority of the outstanding voting securities of the Fund, or (ii) a majority of the Trustees and separately a majority of those who are neither parties to the Advisory Agreement, nor "interested persons" with respect to the Management Company at a meeting called for the purpose of voting on such matter. The Advisory Agreement also provides that either party has the right to terminate the Advisory Agreement without penalty upon 60 days written notice to the other party, and that the Advisory Agreement automatically terminates in the event of its assignment.

     Under the advisory agreement, the Management Company receives 1.25% of average net assets, per annum, without any additional reimbursement of expenses. Investment advisory fees are accrued daily and computed and paid monthly on the last business day of each month at the rate of 1/12th of 1.25% of the average net assets of the Fund. This fee is deducted from the Fund on the first business day of the following month.


Management and Administration

     The  Management  Company  manages  the  Fund's  operations,  and is  solely responsible for all of the costs and expenses of the Fund's operation, including, without limitation, all fees for custodial and transfer agency services, Trustees' fees, legal and auditing fees, tax matters, dividend disbursements, bookkeeping, maintenance of office and equipment, brokerage, expenses of preparing, printing and mailing prospectuses to Investors and all expenses in connection with reporting to Investors and compliance with governmental agencies. The Management Company has contracted with Boston Financial Data Services for the performance of certain shareholder accounting and transfer agency functions, and is solely responsible for all fees, costs and expenses associated with the performance by Boston Financial Data Services of such functions.

Custody Services

     State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110 ("State Street Bank") acts as the custodian for the assets of the Fund. As such, State Street Bank holds all Fund securities in safekeeping, receives and pays for portfolio securities purchased, delivers and receives payment for portfolio securities sold, and collects all Fund income.

Independent Accountants

_________________, 50 Fremont Street, San Francisco, California 94105, provided auditing services as the Fund's independent certified public accountants.


                 BROKERAGE ALLOCATION & PORTFOLIO TURNOVER RATES

     In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. The Management Company determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions.

     In placing portfolio transactions, the Management Company will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Fund, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

     Purchases of portfolio securities for the Fund also may be made directly from underwriters, who usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter.

         The Fund contemplates purchasing equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. When purchasing ADRs and EDRs, the Fund may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest may be traded in the over-the-counter markets.

         Investment decisions for the Fund are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Funds and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Funds and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

To the extent any of the Manager's client accounts and a Fund seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small-cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, a Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for that Fund.


                       CAPITAL STOCK AND OTHER SECURITIES

SIFE Trust Fund is a Delaware business trust. The Fund is a series of the Trust and is authorized to issue an unlimited number of shares of beneficial interest, with no par value. The Fund currently comprises two series of shares. The SIFE Global Financial Fund series currently only has one class of shares: Class A shares. Shareholders are entitled to one full or fractional vote for each full or fractional share and may vote for the election of Trustees, and on such other matters as may be submitted to meetings of shareholders or as required by the Investment Company Act of 1940, as amended. Shareholders shall have no preemptive rights.

The Fund reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund (a redemption-in-kind). These securities shall be valued for redemption-in-kind purposes in the same manner they are valued for purposes of calculating the Fund's net asset value. If the Fund elects to make payments in securities, a shareholder may incur transaction expenses in converting these securities to cash. However, because SIFE Trust Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, the Fund is obligated to redeem your shares, during any ninety-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. The Fund may, at its option, seek an order from the Securities and Exchange Commission to withdraw its election to be governed by Rule 18f-1.


                         CALCULATION OF NET ASSET VALUE

     The net asset value per share of a Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

     The net asset value of shares of the Fund generally will be determined at least once daily on each day the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

         Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Fund's net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of the Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

         Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board.

         The Fund's equity securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Equity securities that are traded on more than one exchange are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Boards.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

         Corporate debt securities and U.S. government securities held by the Fund are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, or at fair value as determined in good faith by procedures approved by the Board of Trustees. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

         An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price.

         If any securities held by the Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trust's Pricing Committees determine their fair value, following procedures approved by the Board of Trustees. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

         All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.


                         FEDERAL INCOME TAX INFORMATION

     The Fund intends to elect and to qualify, to be treated as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

     To qualify as a RIC, the Fund must among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

     Distributions of net investment income and net realized capital gains by the Fund will be taxable to Investors whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any available capital loss carryovers from prior years will be applied against capital gains. Investors receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

     The Fund or the securities dealer effecting a redemption of the Fund's shares by an Investor generally will be required to file information reports with the Internal Revenue Service (the "IRS") with respect to distributions and payments made to the Investor. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt Investors who have not furnished their correct taxpayer identification numbers and certain required certifications on the Account Application Form or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

     The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of a 4% nondeductible federal excise tax based on net income, the Fund must declare on or before December 31 of each year and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from previous calendar years.

     The Fund will receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to Investors and meets certain other requirements of the Code, corporate Investors in the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

     The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. Foreign corporations in which the Fund invests may be treated as "passive foreign investment companies" ("PFICs") under the Code. Part of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

     Investing in options contracts involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from transactions in options derived by the Fund with respect to its business of investing in securities will qualify as permissible income under Subchapter M of the Code. Any security, option or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions (including rules that may result in gain being treated as short-term capital gain rather than long-term capital gain).

     Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the Investor's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. In addition, the sales charge savings that may be available for reinvesting amounts from previous redemptions will, in certain circumstances, increase the amount of the gain (or reduce the amount of the loss) from those redemptions. Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Nonresident aliens and foreign persons are subject to different tax rules and may be subject to withholding of up to 30% on certain payments received from the Fund.

     The foregoing and the related discussion in the Prospectus are only a summary of some of the important federal income tax considerations generally affecting the Fund and its Investors and is only accurate as of the date of this Statement of Additional Information. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund are urged to consult their tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund , and with specific reference to their own tax situation.

                      UNDERWRITING OF THE FUND'S SECURITIES

Underwriting Services

     The Management Company acts as principal underwriter for the Fund pursuant to an Underwriting Agreement. The Underwriting Agreement is for an initial term of two years, and may be renewed from year to year provided that any such renewal has been approved annually by (i) the majority of the outstanding voting securities of the Fund, or (ii) a majority of the trustees and separately by a majority of those who are neither parties to the Underwriting Agreement or "interested persons" with respect to the Management Company at a meeting called for the purpose of voting on such matter. The Underwriting Agreement also provides that either party has the right to terminate the Underwriting Agreement without penalty upon 60 days written notice to the other party and that the Underwriting Agreement automatically terminates in the event of its assignment.

                             PERFORMANCE INFORMATION

     Since the Fund has been in existence for less than one year no performance information is available.

     The Fund calculates average annual total return according to the following formula, as required by the Securities and Exchange Commission:

     "P(1+T)n = ERV", where the average annual total return ("T") is computed by using the value at the end of the period ("ERV") of a hypothetical initial investment of $10,000 ("P") over a period of years ("n"). Accordingly, to calculate total return, an initial investment is divided by the per-unit offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of units purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Trustees. The sum of the initial shares purchased and additional shares acquired through reinvestment is then multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment, divided by the initial investment and converted to a percentage, equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in unit price during the period. Total return may be calculated for one year, five years, ten years and for other periods. The average annual total return over periods greater than one year also may be computed by utilizing ending values as determined above.

     The Fund's performance is affected by many factors including: changes in the levels of equity prices and interest rates generally, the Fund's selection of specific securities for the portfolio, the Fund's expense ratio, and other factors. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              FINANCIAL STATEMENTS

     The Fund has recently commenced operation and, therefore, has not yet prepared Financial statements for public distribution.

                                SERVICE PROVIDERS

                                -----------------

                 Investment Adviser, Underwriter and Distributor

                                      SIFE

                              100 North Wiget Lane
                             Walnut Creek, CA 94598

                                -----------------

                                    Custodian

                       STATE STREET BANK AND TRUST COMPANY

                               225 Franklin Street
                           Boston, Massachusetts 02110

                                -----------------

                                 Transfer Agent

                         BOSTON FINANCIAL DATA SERVICES

                                  P.O. Box 8244
                              Boston, MA 02266-8244

                                ----------------

                              Independent Auditors



                                50 Fremont Street
                             San Francisco, CA 94105

                                ----------------

                                  Legal Counsel

                      PAUL, HASTINGS, JANOFSKY & WALKER LLP

                        345 California Street, 29th Floor
                             San Francisco, CA 94104

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

         (a)      Exhibits filed in Part C of the Registration Statement:

         Exhibit
         Number

         (a)      Copy of Registrant's Trust Agreement as currently in effect:
                  1.       Copy  of  Trust  Agreement  recompiled  as of  May 1,
                           1976(1)
                  2.       Copy of Appointment of Successor Trustee(2)
                  3.       Copy of Certificate of Successor Trustee(2)
                  4.       Copy of Restated Trust Agreement recompiled as of May
                           2, 1986(4)
                  5.       Copy of Amendment to Restated Trust  Agreement  dated
                           April 1, 1987(4)
                  6.       Copy of Amendment to Restated Trust  Agreement  dated
                           April 2, 1990(5)
                  7.       Copy of Amendment to Restated Trust  Agreement  dated
                           April 1, 1991(6)
                  8.       Copy of Amendment to Restated Trust  Agreement  dated
                           February 24, 1993(7)
                  9.       Copy of Amendment to Restated Trust  Agreement  dated
                           April 1, 1993(7)
                  10.      Copy of Amendment to Restated Trust  Agreement  dated
                           April 4, 1994(8)
                  11.      Copy of Amendment to Restated Trust  Agreement  dated
                           April 3, 1995(9)
                  12.      Copy of Amendment to Restated Trust  Agreement  dated
                           April 1, 1996(10)
                  13.      Copy of Agreement between SIFE, Inc. and State Street
                           Bank and Trust Company re:  appointment  of successor
                           trustee (11)
                  14.      Copy of Agreement  and  Declaration  of Trust,  dated
                           February  28,  1997(14)
                  15.      Copy of Certificate of Trust(14)
         (b)      By-laws of SIFE Trust Fund, a Delaware Business Trust(14)
         (c)      Instruments   defining   rights  of  securities   holders--Not
                  Applicable
         (d)      Copy of Investment Advisory Agreement dated April 3, 1972(1)
                  1.       Copy of Amendment to  Investment  Advisory  Agreement
                           dated April 3, 1995(9)
                  2.       Copy of Amendment to  Investment  Advisory  Agreement
                           dated April 1, 1996(10)
                  3.       Copy of Investment  Advisory  Agreement,  dated as of
                           April 30, 1997
         (e)      Copy of Underwriting Agreement dated April 3, 1972(1)
                  1.       Copy of Amendment  to  Underwriting  Agreement  dated
                           April 1, 1974(1)
                  2.       Copy of Amendment  to  Underwriting  Agreement  dated
                           April 1, 1976(1)
                  3.       Copy of Amendment  to  Underwriting  Agreement  dated
                           April 1, 1985(3)
                  4.       Copy of Amendment  to  Underwriting  Agreement  dated
                           April 2, 1990(5)
                  5.       Copy of Amendment  to  Underwriting  Agreement  dated
                           February 24, 1993(7)
                  6.       Copy of Amendment  to  Underwriting  Agreement  dated
                           April 1, 1993(7)
                  7.       Copy of Amendment  to  Underwriting  Agreement  dated
                           April 4, 1994(8)
                  8.       Copy of Amendment to Underwriting  Agreement dated as
                           of February 1, 1995, effective April 1, 1995(9)
                  9.       Copy of Amendment  to  Underwriting  Agreement  dated
                           April 1, 1996(10)
                  10.      Copy of Underwriting Agreement, dated as of April 30,
                           1997(14)
         (f)      Bonus or Profit Sharing Contracts--Not Applicable
         (g)      1.       Custodian  Contract between SIFE Trust Fund and State
                           Street Bank & Trust Co. (11)
                  2.       Retirement  Plans Service  Contract among SIFE, Inc.,
                           SIFE  Trust  Fund and State  Street  Bank & Trust Co.
                           (11)
                  3.       Assignment & Assumption Agreement(14)
         (h)      Other Material Contracts--Not Applicable
         (i)      Legal Opinion--To be filed by Post Effective Amendment
         (j)      Consent of Independent Accountants--Not Applicable
         (k)      Omitted Financial Statements--Not Applicable
         (l)      Initial Capital Agreements--Not Applicable
         (m)      Copies of Rule 12b-1 Plans

                  1. Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for Class A-II Shares (10)
                  2. Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for Class B Shares(14)
                  3. Rule 12b-1 Plan of Distribution and Rule 12b-1 Agreement for Class C Shares(14)
         (n)      Financial Data Schedules(12)
         (o)      Rule 18f-3 Plan:
                  1.       Rule 18f-3 Plan (11)
                  2.       Restated Rule 18f-3 Plan(14)

------------------------------
(1) Filed March 31, 1980, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 23 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 2, File No. 2-17277, and incorporated herein by reference.
(2) Filed April 27, 1981, as an exhibit to Form N-1 Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 24 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 3, File No. 2-17277, and incorporated herein by reference.
(3) Filed February 28, 1986, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 29 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 8, File No. 2-17277, and incorporated herein by reference.
(4) Filed April 17, 1987, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 30 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 9, File No. 2-17277, and incorporated herein by reference.
(5) Filed February 26, 1990, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 33 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 12, File No. 2-17277, and incorporated herein by reference.
(6) Filed February 26, 1991, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 34 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 13, File No. 2-17277, and incorporated herein by reference.
(7) Filed February 26, 1993, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 36 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 15, File No. 2-17277, and incorporated herein by reference.
(8) Filed February 25, 1994, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 37 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 16, File No. 2-17277, and incorporated herein by reference.
(9) Filed February 24, 1995, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 38 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 17, File No. 2-17277, and incorporated herein by reference.
(10) Filed February 23, 1996, as an exhibit to Registrant's Definitive Proxy Statement under Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(11) Filed April 19, 1996, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 39 and Registration Statement under Investment Company Act of 1940 Post-Effective Amendment No. 18, File No. 2-17277, and incorporated herein by reference.
(12) Filed April 30, 1997, as an exhibit to Registrant's Form NSAR for the period ended December 31, 1996, pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(13) Filed February 28, 1997, as Exhibit A to Registrant's Definitive Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and incorporated herein by reference.
(14) Filed April 17, 1997, as an exhibit to Form N-1A Registration Statement under the Securities Act of 1933 Post-Effective Amendment No. 41 and Registration Statement under Investment Company Act of 1940 Post Effective Amendment No. 20, File No. 2-17277, and incorporated here in by reference.


Item 24. Persons Controlled by or Under Common Control with Registrant

         No person is directly or indirectly controlling, controlled by, or under common control with the Registrant.

Item 25. Indemnification

Reference is made to Article VI, Section 5 of Registrant's Trust Agreement, as amended, filed as Exhibit 1 under Part C, Item 24(b) (the "Trust Agreement"), which generally provides that no director or officer shall be liable to the Registrant or to its Investors or to any other person for any action which such director or officer may in good faith take or refrain from taking as a director or officer; provided, however, that no officer or director of the Registrant shall be protected against any liability to the Registrant or its Investors caused by such officer's or director's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, nor shall anything in Section 5 protect any officer or director against any liability arising under any provision of the Securities Act of 1933 (the "Securities Act").

Reference is also made to Article VI, Section 6 of Registrant's Trust Agreement, which generally provides that an officer or director shall be indemnified by the Registrant to the maximum extent permitted by applicable law against all expenses, judgments, fines, settlements and other amounts reasonably incurred or suffered by such person in connection with any threatened, pending or completed legal proceeding brought by a third party in which he or she is involved by reason of his or her relationship to the Registrant. No indemnification shall be provided, however, with respect to any liability arising by reason of the "Disabling Conduct" of the person seeking indemnity. "Disabling Conduct" generally means willful misfeasance, bad faith, gross negligence, reckless disregard of duties, or any conduct that amounts to a violation of the Securities Act.

Any officer or director who is a party to an action which is brought by the Registrant shall also be indemnified, provided that if such person is adjudged by a court to be liable to the Registrant in the performance of his or her duty, indemnification shall be made only to the extent a court determines that there has been no Disabling Conduct and that such person is fairly and reasonably entitled to indemnity.

Expenses incurred in connection with a legal proceeding shall be advanced by the Registrant to an officer or director prior to the proceeding's final disposition, provided such officer or director agrees to repay all advanced amounts unless it is ultimately determined that he or she is entitled to indemnification, and such officer or director meets certain other conditions to the advance.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 26.          Business and Other Connections of Investment Adviser

Registrant's response to Part B, Item 14 contained in "Management of the Trust Fund," is hereby incorporated herein by reference.


Item 27. Principal Underwriter

         a. The underwriter of the Registrant is SIFE. SIFE acts as underwriter and investment adviser only for the Registrant.

         b. Registrant's response to Part B, Item 14, contained in "Management of the Trust Fund," is hereby incorporated herein by reference.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept at the offices of SIFE, 100 North Wiget Lane, Walnut Creek, CA 94598.


Item 29. Management Services

Inapplicable.


Item 30. Undertakings

Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Walnut Creek and State of California, on the 15th day of October, 1999.


                                         SIFE Trust Fund

                                         By: /s/ Bruce W. Woods
                                             -----------------------------------
                                             Bruce W. Woods
                                             President & Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                                      Title                                       Date
---------                                                      -----                                       ----
Bruce W. Woods*                  Trustee; President & Chief Executive Officer                        October 14, 1999
---------------
(Bruce W. Woods)


Gary Isaacson*                   Treasurer                                                           October 14, 1999
----------------
(Gary Isaacson)


Haig G. Mardikian*               Trustee; Chairman of the Board                                      October 14, 1999
------------------
(Haig G. Mardikian)


Walter S. Newman*                Trustee; Vice-Chairman of the Board                                 October 14, 1999
-----------------
(Walter S. Newman)


Charles W. Froehlich, Jr.*       Trustee; Secretary                                                  October 14, 1999
--------------------------
(Charles W. Froehlich, Jr.)


Neil L. Diver*                   Trustee                                                             October 14, 1999
---------------
(Neil L. Diver)


Diane Howard Belding*            Trustee                                                             October 14, 1999
----------------------
(Diane Howard Belding)


John A. Meany*                   Trustee                                                             October 14, 1999
----------------
(John A. Meany)


*By:  /s/ Bruce W. Woods                                   Dated: October 14, 1999
      ---------------------------------                           ----------------------
      Bruce W. Woods, Attorney-in-Fact